Regulatory Matters - Pending Infrastructure Surcharge Filings Additional Information (Details) $ in Millions	Jun. 30, 2026 USD ($)
West Virginia
Public Utilities, General Disclosures [Line Items]
Infrastructure surcharge, annualized incremental revenues, requested amount	$ 5